Summary of Significant Accounting Policies - Financial Statements Amounts and Balances of the VIEs and the VIEs Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Total assets	$ 419,599		$ 401,691
Total liabilities	30,313		31,923
Total revenues	60,529	$ 70,993
Net income	8,062	7,756
Net cash (used in) provided by operating activities	(30,194)	3,920
Net cash used in investing activities	(23)
Net cash used in financing activities	(5,100)	(2,116)
VIE [Member]
Total assets	408,756		382,101
Total liabilities	27,300		$ 27,477
Total revenues	60,529	70,993
Net income	8,875	11,709
Net cash (used in) provided by operating activities	(29,368)	7,863
Net cash used in investing activities	(23)
Net cash used in financing activities	$ (5,100)	$ (2,069)